Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2022
Prospectus Date	rr_ProspectusDate	Dec. 14, 2021
FPA Global Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FPA Global Equity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FPA Global Equity ETF

FPAG

(a series of Northern Lights Fund Trust III)

Supplement dated December 23, 2022 to the
Prospectus and Summary Prospectus dated December 14, 2021

Effective immediately, the FPA Global Equity ETF’s (the “Fund”) adviser, First Pacific Advisers, LP (the “Adviser”) has agreed to extend the current annual expense limitation of 0.49% through December 31, 2023. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

Accordingly, the following replaces footnote 2 to the Fee Table in the “Fund Summary” section of the Summary Prospectus and page 1 of the Prospectus.

First Pacific Advisors, LP, (the “Adviser”) has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

The following replaces the table under the heading “Example” in “Fund Summary” section of the Summary Prospectus and page 1 of the Prospectus:

1 Year	3 Years
$50	$168

The following replaces the last paragraph under the heading “Investment Adviser” on page 8 of the Prospectus.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser. This contractual agreement can decrease the Fund’s expenses and boost its performance.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, dated December 14, 2021, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-982-4372.

Please retain this Supplement for future reference.

FPA Global Equity ETF

FPAG

(a series of Northern Lights Fund Trust III)

Supplement dated December 23, 2022
to the Statement of Additional Information (“SAI”) dated December 14, 2021

Effective immediately, the FPA Global Equity ETF’s (the “Fund”) adviser, First Pacific Advisers, LP (the “Adviser”) has agreed to extend the current annual expense limitation of 0.49% through December 31, 2023. The investment objective, principal investment strategies and principal risks of the Fund will not change.

Accordingly, the following replaces the sixth paragraph of the “Investment Adviser” section on pages 30-31 of the SAI:

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), to 0.49% of the Fund’s average daily net assets through December 31, 2023, and to 0.59% for the subsequent one-year period ending December 31, 2024. The Adviser may recoup operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, dated December 14, 2021, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-982-4372.

Please retain this Supplement for future reference.

FPA Global Equity ETF | FPA Global Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FPAG
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 168